APRIL 30, 2026
SUPPLEMENT TO
HARTFORD HLS FUNDS PROSPECTUS
DATED APRIL 30, 2026
This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.
(1) Effective June 30, 2026, Douglas W. McLane, CFA will replace Adam H. Illfelder, CFA and Matthew C. Hand, CFA as the portfolio manager to the equity portion of the Hartford Balanced HLS Fund. Loren L. Moran, CFA will remain as the portfolio manager to the fixed income portion of the Hartford Balanced HLS Fund. Accordingly, effective June 30, 2026, the following changes are being made to the above referenced Statutory Prospectus:
(A) Under the heading “Hartford Balanced HLS Fund Summary Section - Management” in the above referenced Statutory Prospectus, the portfolio manager table is deleted in its entirety and replaced with the following:
Portfolio Manager	Title	Involved with Fund Since
Douglas W. McLane, CFA	Senior Managing Director and Equity Portfolio Manager	June 2026
Loren L. Moran, CFA	Senior Managing Director and Fixed Income Portfolio Manager	2014
(B) Under the heading “Additional Information Regarding Investment Strategies and Risks –  Balanced HLS Fund,” the second paragraph is deleted in its entirety and replaced with the following:
With respect to the equity portion of the Fund, Wellington Management evaluates securities using a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. The fundamental analysis seeks to identify companies with improving quality metrics, business momentum and attractive relative valuations. The fundamental research emphasizes the sustainability of a business’s competitive advantages, revenue and margin drivers, and cash generation capacity. This research is aided by a proprietary screening tool that helps to identify companies with these characteristics. Wellington Management also evaluates the following regarding a company: capital allocation discipline, off-financial statement factors, management track record, and analysis of products and competition.
(C) Under the heading “More Information About Risks,” an “X” is added next to “Quantitative Investing Risk” for the Balanced HLS Fund.
(D) Under the heading “The Investment Manager and Sub-Adviser –  Portfolio Managers –  Balanced HLS Fund,” the information for Messrs. Illfelder and Hand is deleted in its entirety and the following is added:
Douglas W. McLane, CFA, Senior Managing Director and Equity Portfolio Manager of Wellington Management, has served as a portfolio manager for the equity portion of the Fund since June 2026. Mr. McLane joined Wellington Management as an investment professional in 2011.
(2) Effective April 30, 2026, Brian J. Schmeer, CFA will no longer serve as a portfolio manager for the Hartford Dividend and Growth HLS Fund. Matthew G. Baker and Nataliya Kofman will remain as portfolio managers for the Hartford Dividend and Growth HLS Fund. Accordingly, effective immediately, the following changes are being made to the above referenced Statutory Prospectus:
(A) Under the heading “Hartford Dividend and Growth HLS Fund Summary Section - Management” in the above referenced Statutory Prospectus, the portfolio manager table is deleted in its entirety and replaced with the following:
Portfolio Manager	Title	Involved with Fund Since
Matthew G. Baker	Senior Managing Director and Equity Portfolio Manager	2004
Nataliya Kofman	Senior Managing Director and Equity Portfolio Manager	2006
(B) Under the heading “The Investment Manager and Sub-Adviser –  Portfolio Managers –  Dividend and Growth HLS Fund,” the information for Mr. Schmeer is deleted in its entirety.
This Supplement should be retained with your Statutory Prospectus for future reference.
HV-7780
April 2026

APRIL 30, 2026
SUPPLEMENT TO
COMBINED STATEMENT OF ADDITIONAL INFORMATION
FOR HARTFORD SERIES FUND, INC.
DATED APRIL 30, 2026
This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information (“SAI”).
(1)
Effective June 30, 2026, under the heading “Portfolio Managers – Other Accounts Managed or Sub-Advised by Wellington Management Portfolio Managers” in the above referenced SAI, the information for Adam H. Illfelder and Matthew C. Hand is deleted in its entirety and the following information is added under the Balanced HLS Fund:
FUND AND PORTFOLIO MANAGER	NUMBER OF ACCOUNTS	ASSETS MANAGED (in millions)	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE (in millions)
Balanced HLS Fund
Douglas W. McLane(2)
Other Registered Investment Companies	12	$25,834	0	$0
Other Pooled Investment Vehicles	12	$2,541	3	$604
Other Accounts	13	$4,619	2	$502
(2)
Information is as of December 31, 2025. Effective June 30, 2026, Mr. McLane became a portfolio manager to the Balanced HLS Fund.

(2)
Effective June 30, 2026, under the heading “Portfolio Managers – Compensation of Wellington Management Portfolio Managers” in the above referenced SAI, the information in the chart for the Balanced HLS Fund is deleted in its entirety and replaced with the following:
HLS FUND	BENCHMARK(S) / PEER GROUPS FOR INCENTIVE PERIOD(1)
Balanced HLS Fund	S&P 500 Index (McLane) Lipper Large Cap Core (McLane) Bloomberg US Government/Credit Bond Index (Moran)

(3)
Effective June 30, 2026, under the heading “Portfolio Managers – Equity Securities Beneficially Owned by Wellington Management Portfolio Managers” in the above referenced SAI, the information for Adam H. Illfelder, Matthew C. Hand and Douglas W. McLane is deleted in its entirety and the following information is added:
PORTFOLIO MANAGER	HLS FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Douglas W. McLane(2)	Balanced HLS Fund Disciplined Equity HLS Fund Small Cap Growth HLS Fund	None None None
(2)
Information is as of December 31, 2025. Effective June 30, 2026, Mr. McLane became a portfolio manager to the Balanced HLS Fund.
(4)
Effective April 30, 2026, Brian J. Schmeer, CFA will no longer serve as a portfolio manager for the Hartford Dividend and Growth HLS Fund. Accordingly, effective immediately, all references to Brian J. Schmeer in the above referenced SAI are deleted in their entirety.
THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.